UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R InvestEd Growth Portfolio
September 30, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	1,150,859	$7,031,748
Waddell & Reed Advisors Cash Management, Inc., Class A	20,962,900	20,962,900
Waddell & Reed Advisors Core Investment Fund, Class Y	3,157,862	22,231,348
Waddell & Reed Advisors Dividend Income Fund, Class Y	414,795	7,362,620
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,733,385	14,373,532
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,756,636	19,779,723
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	883,620	11,557,756
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	722,987	11,719,612
Waddell & Reed Advisors Value Fund, Class Y	1,278,519	18,589,668
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,092,801	12,359,578

TOTAL MUTUAL FUNDS - 99.79%		$145,968,485

(Cost: $119,380,144)

SHORT-TERM SECURITIES - 0.21%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $308,099 on 10-1-07 (A)	$308	$308,000
(Cost: $308,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$146,276,485

(Cost: $119,688,144)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $291,000 United States Treasury Bond, 5.5% due 8-15-28; market value and accrued interest aggregate $316,233.

The Investments of W&R InvestEd Balanced Portfolio
September 30, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	3,060,168	$18,697,628
Waddell & Reed Advisors Cash Management, Inc., Class A	23,271,174	23,271,174
Waddell & Reed Advisors Core Investment Fund, Class Y	1,679,427	11,823,166
Waddell & Reed Advisors Dividend Income Fund, Class Y	275,745	4,894,479
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,240,892	4,777,433
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	898,300	10,114,854
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	514,021	6,723,397
Waddell & Reed Advisors Value Fund, Class Y	653,849	9,506,957
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	544,803	6,161,728

TOTAL MUTUAL FUNDS - 99.64%		$95,970,816

(Cost: $82,440,004)

SHORT-TERM SECURITIES - 0.36%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $348,112 on 10-1-07 (A)	$348	$348,000
(Cost: $348,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$96,318,816

(Cost: $82,788,004)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $328,000 United States Treasury Bond, 5.5% due 8-15-28; market value and accrued interest aggregate $356,441.

The Investments of W&R InvestEd Conservative Portfolio
September 30, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	22,710,676	$22,710,676
Waddell & Reed Advisors Core Investment Fund, Class Y	284,295	2,001,435
Waddell & Reed Advisors Dividend Income Fund, Class Y	67,217	1,193,111
Waddell & Reed Advisors Government Securities Fund, Class Y	2,110,057	11,436,507
Waddell & Reed Advisors Value Fund, Class Y	53,148	772,775

TOTAL MUTUAL FUNDS - 99.19%		$38,114,504

(Cost: $37,872,939)

SHORT-TERM SECURITIES - 0.81%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $312,100 on 10-1-07 (A)	$312	$312,000
(Cost: $312,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$38,426,504

(Cost: $38,184,939)

Notes to Schedule of Investments

(A)Collateralized by $294,000 United States Treasury Bond, 5.5% due 8-15-28; market value and accrued interest aggregate $319,493.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007